Note 22 - Discontinued Operations (Details) - USD ($)			12 Months Ended
	Dec. 31, 2014	Sep. 13, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 09, 2013	Jan. 01, 2013
Note 22 - Discontinued Operations (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 31,000		$ 31,000	$ 31,000
Goodwill, Impairment Loss				1,826,000
Asset Retirement Obligations, Noncurrent	1,050,000			1,050,000
Coal Acquisition [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Other Expenses					$ 20,000,000
VPP [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Business Acquisition Purchases Price Allocation, Premium (Goodwill) Amount						$ 28,007,000
Viking Acquisition Group LLC [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Business Acquisition, Purchases Price Adjusted Amount	3,300,000			3,300,000
Leased Mineral Interests, Reduction to Net Liabilities	8,444,000			8,444,000
Business Combination, Consideration Transferred, Liabilities Incurred	15,000,000	$ 15,000,000
Viking Acquisition Group LLC [Member] | Mining Properties and Mineral Rights [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use	4,341,000			4,341,000
Letter of Credit [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	102,000			102,000
Selling, General and Administrative Expenses [Member] | Viking Acquisition Group LLC [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Allowance for Doubtful Other Receivables, Current	6,558,000			6,558,000
Coal Washing [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Anticipated Fair Value of Equity Securities			0
Anticipated Value of Any Consideration to be Received in Form of Equity			0
Impairment of Long-Lived Assets to be Disposed of			55,675,000
Goodwill, Impairment Loss			$ 23,314,000	4,693,000
Projected Inflation Rate			2.00%
Weighted Average Cost of Capital			12.00%
J Mining & Energy Group [Member] | Selling, General and Administrative Expenses [Member] | Kentucky Property [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned					26,774,000		$ 26,774,000
Prime Mountain Shipping Ltd. [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Asset Retirement Obligations, Noncurrent			$ 1,077,000
Other Convertible Notes [Member] | Viking Acquisition Group LLC [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Leased Mineral Interests, Reduction to Net Liabilities	4,500,000			4,500,000
Purchase Cards to Banks [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 50,000			50,000
Shipping [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent			711,000	$ 2,934,000	$ 11,422,000
Coal Business [Member]
Note 22 - Discontinued Operations (Details) [Line Items]
Impairment of Long-Lived Assets to be Disposed of			$ 32,361,000